Note 8 - Employee Costs Payable	12 Months Ended
Nov. 30, 2019
Compensation Related Costs [Abstract]
Employee Costs Payable

As at November 30, 2019, the Company had $893,864 (2018 - $222,478) accrued salaries, accrued vacation and severance payable to certain employees. This balance is due on demand and therefore presented as current liabilities.